15. Financial leases (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
FinancialLeasesLineItems [Line Items]
Present value	R$ 1,887,172	R$ 1,802,238
LT Amazonas [Member]
FinancialLeasesLineItems [Line Items]
Present value	351,063	R$ 351,798
Nominal amount	970,077
LT Amazonas [Member] | Up to December 2018 [Member]
FinancialLeasesLineItems [Line Items]
Present value	38,062
Nominal amount	41,607
LT Amazonas [Member] | January 2019 to December 2022 [Member]
FinancialLeasesLineItems [Line Items]
Present value	70,033
Nominal amount	189,311
LT Amazonas [Member] | January 2023 onwards [Member]
FinancialLeasesLineItems [Line Items]
Present value	242,968
Nominal amount	R$ 739,159